Revenue Recognition - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract asset	$ 0		$ 0		$ 0	$ 0
Revenue recognized			25,200	$ 18,500	28,800	25,500
Deferred Revenue	$ 146,095		$ 146,095		160,821	128,500	$ 147,900
Cumulative catch-up adjustment to revenue					6,400
Contract liabilities					$ 189,200	$ 128,500
UNITED STATES | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Total revenue	82.00%	89.00%	91.00%	90.00%	86.00%	88.00%	81.00%